UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-04318

The American Funds Income Series

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: May 31, 2016

Steven I. Koszalka

The American Funds Income Series

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

U.S. Government Securities Fund®
Investment portfolio
May 31, 2016
unaudited
Bonds, notes & other debt instruments 96.00% U.S. Treasury bonds & notes 68.41% U.S. Treasury 49.94%	Principal amount (000)	Value (000)
U.S. Treasury 0.50% 2017	$100,000	$99,922
U.S. Treasury 0.875% 2017	100,000	100,172
U.S. Treasury 0.75% 2018	149,000	148,644
U.S. Treasury 0.875% 2019	215,000	214,000
U.S. Treasury 1.50% 2019[1]	303,000	306,806
U.S. Treasury 1.50% 2019	17,000	17,206
U.S. Treasury 1.625% 2019	83,100	84,430
U.S. Treasury 1.625% 2019[1]	52,900	53,818
U.S. Treasury 1.75% 2019	74,000	75,555
U.S. Treasury 3.625% 2019	36,000	38,911
U.S. Treasury 1.25% 2020	90,500	90,703
U.S. Treasury 1.25% 2020	15,600	15,629
U.S. Treasury 1.375% 2020	223,898	224,265
U.S. Treasury 1.375% 2020	36,000	36,184
U.S. Treasury 1.375% 2020	27,000	27,161
U.S. Treasury 1.625% 2020	152,000	153,894
U.S. Treasury 1.625% 2020	141,500	143,393
U.S. Treasury 1.75% 2020	70,250	71,468
U.S. Treasury 1.75% 2020	56,150	57,139
U.S. Treasury 2.00% 2020	46,850	48,191
U.S. Treasury 8.75% 2020	5,255	6,862
U.S. Treasury 1.125% 2021	15,390	15,221
U.S. Treasury 1.375% 2021	210,000	210,033
U.S. Treasury 1.375% 2021	206,000	206,056
U.S. Treasury 2.25% 2021	154,600	160,929
U.S. Treasury 3.625% 2021	8,300	9,153
U.S. Treasury 8.00% 2021	3,400	4,568
U.S. Treasury 1.625% 2022	83,758	83,820
U.S. Treasury 1.75% 2022	62,600	63,339
U.S. Treasury 1.75% 2022	47,000	47,534
U.S. Treasury 1.875% 2022	109,800	111,546
U.S. Treasury 1.875% 2022	2,250	2,291
U.S. Treasury 2.125% 2022	1,500	1,548
U.S. Treasury 1.50% 2023	61,670	61,046
U.S. Treasury 1.625% 2023	93,300	93,067
U.S. Treasury 2.50% 2023	31,325	33,097
U.S. Treasury 2.75% 2023	147,900	158,947
U.S. Treasury 2.75% 2024	87,700	94,315
U.S. Treasury 2.00% 2025	111,300	112,867
U.S. Treasury 1.625% 2026	95,000	93,108
U.S. Treasury 6.25% 2030	5,250	7,946
U.S. Treasury 3.125% 2043	12,450	13,757
U.S. Treasury 3.625% 2043	8,700	10,528
U.S. Treasury 2.875% 2045	158,125	165,584
U.S. Treasury 3.00% 2045	45,875	49,247
U.S. Government Securities Fund — Page 1 of 10

unaudited
Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.50% 2046	$170,000	$164,971
U.S. Treasury 2.50% 2046	51,000	49,439
		4,038,310
U.S. Treasury inflation-protected securities 18.47%
U.S. Treasury Inflation-Protected Security 2.50% 2016[2]	117,899	118,997
U.S. Treasury Inflation-Protected Security 0.125% 2020[2]	41,706	42,259
U.S. Treasury Inflation-Protected Security 0.125% 2021[2]	170,784	172,742
U.S. Treasury Inflation-Protected Security 0.125% 2022[2]	7,838	7,896
U.S. Treasury Inflation-Protected Security 0.125% 2023[2]	7,633	7,622
U.S. Treasury Inflation-Protected Security 0.375% 2023[2]	6,405	6,526
U.S. Treasury Inflation-Protected Security 0.125% 2024[2]	161,042	160,058
U.S. Treasury Inflation-Protected Security 0.25% 2025[2]	22,176	22,117
U.S. Treasury Inflation-Protected Security 0.375% 2025[2]	246,690	249,404
U.S. Treasury Inflation-Protected Security 2.375% 2025[2]	59,999	70,601
U.S. Treasury Inflation-Protected Security 0.625% 2026[2]	239,991	247,919
U.S. Treasury Inflation-Protected Security 2.00% 2026[2]	900	1,040
U.S. Treasury Inflation-Protected Security 2.125% 2041[2]	2,990	3,792
U.S. Treasury Inflation-Protected Security 0.75% 2042[2]	181,651	173,515
U.S. Treasury Inflation-Protected Security 1.00% 2046[2]	204,652	209,510
		1,493,998
Total U.S. Treasury bonds & notes		5,532,308
Mortgage-backed obligations 22.91% Federal agency mortgage-backed obligations 22.45%
Fannie Mae 3.311% 2017[3]	2,460	2,498
Fannie Mae 10.50% 2018[3]	139	150
Fannie Mae 5.50% 2023[3]	831	909
Fannie Mae 6.00% 2024[3]	526	599
Fannie Mae 10.483% 2025[3]	178	191
Fannie Mae 6.00% 2026[3]	29	33
Fannie Mae 6.50% 2027[3]	884	1,016
Fannie Mae 6.50% 2027[3]	374	429
Fannie Mae 5.00% 2028[3]	438	485
Fannie Mae 8.00% 2031[3]	576	674
Fannie Mae 3.00% 2035[3]	29,027	30,155
Fannie Mae 3.00% 2035[3]	18,054	18,754
Fannie Mae 3.00% 2035[3]	5,353	5,560
Fannie Mae 3.50% 2035[3]	26,971	28,434
Fannie Mae 3.50% 2035[3]	20,349	21,466
Fannie Mae 6.50% 2037[3]	303	335
Fannie Mae 6.50% 2037[3]	273	312
Fannie Mae 6.50% 2037[3]	114	131
Fannie Mae 7.00% 2037[3]	354	394
Fannie Mae 7.00% 2037[3]	265	294
Fannie Mae 7.00% 2037[3]	12	13
Fannie Mae 7.50% 2037[3]	62	70
Fannie Mae 6.00% 2038[3]	147	167
Fannie Mae 7.00% 2038[3]	758	843
Fannie Mae 4.00% 2041[3]	16,370	17,836
Fannie Mae 4.00% 2041[3]	10,787	11,552
Fannie Mae 4.00% 2041[3]	8,270	8,853
Fannie Mae 4.00% 2041[3]	8,201	8,785
U.S. Government Securities Fund — Page 2 of 10

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 4.00% 2041[3]	$6,200	$6,641
Fannie Mae 4.00% 2041[3]	5,743	6,150
Fannie Mae 4.00% 2041[3]	5,482	5,862
Fannie Mae 4.00% 2041[3]	4,748	5,084
Fannie Mae 4.00% 2041[3]	4,723	5,059
Fannie Mae 4.00% 2041[3]	4,425	4,740
Fannie Mae 4.00% 2041[3]	4,310	4,601
Fannie Mae 4.00% 2041[3]	4,256	4,550
Fannie Mae 4.00% 2041[3]	4,161	4,457
Fannie Mae 4.00% 2041[3]	4,131	4,425
Fannie Mae 4.00% 2041[3]	4,076	4,366
Fannie Mae 4.00% 2041[3]	3,905	4,183
Fannie Mae 4.00% 2041[3]	3,905	4,182
Fannie Mae 4.00% 2041[3]	3,901	4,177
Fannie Mae 4.00% 2041[3]	3,877	4,153
Fannie Mae 4.00% 2041[3]	3,854	4,120
Fannie Mae 4.00% 2041[3]	3,816	4,087
Fannie Mae 4.00% 2041[3]	3,576	3,830
Fannie Mae 5.00% 2041[3]	2,314	2,625
Fannie Mae 5.00% 2041[3]	1,640	1,861
Fannie Mae 5.00% 2041[3]	1,177	1,336
Fannie Mae 5.00% 2041[3]	811	920
Fannie Mae 4.00% 2042[3]	11,647	12,690
Fannie Mae 4.00% 2042[3]	10,151	10,874
Fannie Mae 4.00% 2042[3]	8,673	9,287
Fannie Mae 4.00% 2042[3]	679	740
Fannie Mae 4.00% 2043[3]	5,850	6,358
Fannie Mae 4.00% 2044[3]	5,133	5,577
Fannie Mae 4.00% 2046[3]	52,551	54,855
Fannie Mae 4.00% 2046[3]	24,035	25,103
Fannie Mae 4.00% 2046[3]	7,700	8,042
Fannie Mae 4.50% 2046[3]	64,777	70,899
Fannie Mae, Series 2001-4, Class NA, 9.706% 2025[3,4]	46	50
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031[3]	334	377
Fannie Mae, Series 2001-20, Class E, 9.584% 2031[3,4]	9	9
Fannie Mae, Series 2006-83, Class AO, principal only, 0% 2036[3]	1,301	1,169
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036[3]	858	784
Fannie Mae, Series 2006-65, Class PF, 0.726% 2036[3,4]	1,110	1,108
Fannie Mae, Series 1999-T2, Class A-1, 7.50% 2039[3,4]	319	364
FDIC Structured Sale Guaranteed Notes, Series 2010-S1, Class 1-A, 0.985% 2048[3,4,5]	161	161
Freddie Mac 10.00% 2025[3]	114	120
Freddie Mac 3.50% 2034[3]	9,582	10,127
Freddie Mac 3.00% 2035[3]	20,179	20,944
Freddie Mac 3.50% 2035[3]	57,863	61,162
Freddie Mac 3.50% 2035[3]	49,563	52,388
Freddie Mac 3.50% 2035[3]	34,084	36,030
Freddie Mac 3.50% 2035[3]	29,588	31,275
Freddie Mac 3.50% 2035[3]	24,128	25,511
Freddie Mac 3.50% 2035[3]	19,608	20,726
Freddie Mac 3.50% 2035[3]	14,024	14,823
Freddie Mac 3.50% 2035[3]	8,682	9,179
Freddie Mac 3.50% 2035[3]	7,956	8,410
Freddie Mac 3.50% 2035[3]	7,211	7,622
Freddie Mac 3.50% 2035[3]	6,717	7,101
U.S. Government Securities Fund — Page 3 of 10

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 2.567% 2036[3,4]	$607	$643
Freddie Mac 3.50% 2036[3]	66,693	70,499
Freddie Mac 6.50% 2037[3]	86	92
Freddie Mac 5.00% 2041[3]	5,246	5,906
Freddie Mac 4.00% 2043[3]	8,624	9,359
Freddie Mac 4.00% 2043[3]	4,536	4,918
Freddie Mac 4.00% 2043[3]	3,557	3,871
Freddie Mac 4.00% 2043[3]	2,345	2,541
Freddie Mac 4.00% 2043[3]	1,549	1,681
Freddie Mac 4.00% 2044[3]	3,890	4,225
Freddie Mac 3.50% 2046[3]	234,598	245,688
Freddie Mac 3.50% 2046[3,6]	121,485	127,018
Freddie Mac 4.00% 2046[3]	1,996	2,080
Freddie Mac, Series 2289, Class NA, 10.006% 2020[3,4]	21	22
Freddie Mac, Series 2289, Class NB, 9.00% 2022[3,4]	14	15
Freddie Mac, Series 1567, Class A, 0.834% 2023[3,4]	12	12
Freddie Mac, Series 2626, Class NG, 3.50% 2023[3]	26	26
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036[3]	1,635	1,462
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036[3]	726	691
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[3]	667	609
Freddie Mac, Series 3156, Class PF, 0.684% 2036[3,4]	1,942	1,935
Government National Mortgage Assn. 10.00% 2019[3]	75	81
Government National Mortgage Assn. 10.00% 2021[3]	44	49
Government National Mortgage Assn. 6.50% 2029[3]	474	522
Government National Mortgage Assn. 6.50% 2032[3]	767	888
Government National Mortgage Assn. 6.50% 2037[3]	386	444
Government National Mortgage Assn. 5.50% 2038[3]	493	555
Government National Mortgage Assn. 5.50% 2038[3]	72	77
Government National Mortgage Assn. 6.00% 2038[3]	650	751
Government National Mortgage Assn. 6.50% 2038[3]	473	540
Government National Mortgage Assn. 6.50% 2038[3]	265	283
Government National Mortgage Assn. 6.50% 2038[3]	209	239
Government National Mortgage Assn. 6.50% 2038[3]	194	223
Government National Mortgage Assn. 4.00% 2039[3]	803	862
Government National Mortgage Assn. 4.00% 2039[3]	78	84
Government National Mortgage Assn. 5.00% 2039[3]	1,803	2,013
Government National Mortgage Assn. 6.00% 2039[3]	3,416	3,922
Government National Mortgage Assn. 6.50% 2039[3]	902	1,034
Government National Mortgage Assn. 4.50% 2040[3]	1,457	1,591
Government National Mortgage Assn. 5.00% 2040[3]	712	791
Government National Mortgage Assn. 5.00% 2040[3]	436	484
Government National Mortgage Assn. 5.50% 2040[3]	5,372	6,027
Government National Mortgage Assn. 3.50% 2041[3]	927	968
Government National Mortgage Assn. 4.00% 2041[3]	345	358
Government National Mortgage Assn. 4.50% 2041[3]	17,228	18,561
Government National Mortgage Assn. 5.00% 2041[3]	9,451	10,237
Government National Mortgage Assn. 5.00% 2041[3]	211	222
Government National Mortgage Assn. 5.50% 2041[3]	528	563
Government National Mortgage Assn. 5.50% 2041[3]	411	438
Government National Mortgage Assn. 5.50% 2041[3]	77	82
Government National Mortgage Assn. 6.00% 2041[3]	87	96
Government National Mortgage Assn. 6.50% 2041[3]	2,464	2,699
Government National Mortgage Assn. 3.50% 2042[3]	559	591
Government National Mortgage Assn. 4.00% 2042[3]	4,221	4,468
U.S. Government Securities Fund — Page 4 of 10

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 4.00% 2042[3]	$2,143	$2,269
Government National Mortgage Assn. 3.50% 2043[3]	5,541	5,854
Government National Mortgage Assn. 4.50% 2043[3]	835	898
Government National Mortgage Assn. 4.50% 2044[3]	29	31
Government National Mortgage Assn. 4.50% 2045[3]	101,566	109,109
Government National Mortgage Assn. 4.50% 2045[3]	96,794	104,536
Government National Mortgage Assn. 4.50% 2045[3]	48,048	51,599
Government National Mortgage Assn. 4.50% 2045[3]	41,904	45,001
Government National Mortgage Assn. 4.50% 2045[3]	34,102	36,637
Government National Mortgage Assn. 4.50% 2045[3]	12,819	13,765
Government National Mortgage Assn. 4.50% 2045[3]	8,086	8,687
Government National Mortgage Assn. 4.50% 2045[3]	964	1,036
Government National Mortgage Assn. 4.50% 2045[3]	213	229
Government National Mortgage Assn. 4.00% 2046[3]	20,583	21,388
Government National Mortgage Assn. 4.00% 2046[3,6]	1,660	1,770
Government National Mortgage Assn. 5.922% 2058[3]	3,482	3,632
Government National Mortgage Assn. 6.172% 2058[3]	135	138
Government National Mortgage Assn. 6.22% 2058[3]	526	542
Government National Mortgage Assn., Series 2003-116, Class JD, 5.00% 2032[3]	354	356
Government National Mortgage Assn., Series 2003-46, 5.00% 2033[3]	2,111	2,269
Government National Mortgage Assn., Series 2003, 6.116% 2058[3]	855	892
Government National Mortgage Assn., Series 2010-H13, Class JA, 5.46% 2059[3]	9,925	10,143
Government National Mortgage Assn., Series 2010-H23, Class PT, 5.428% 2060[3,4]	38,069	40,452
National Credit Union Administration, Series 2010-R2, Class 1A, 0.806% 2017[3,4]	452	452
National Credit Union Administration, Series 2011-R3, Class 1A, 0.838% 2020[3,4]	1,047	1,046
National Credit Union Administration, Series 2011-R1, Class 1A, 0.890% 2020[3,4]	653	653
Vendee Mortgage Trust, Series 2011-2, Class V, 3.75% 2028[3]	12,381	13,020
Vendee Mortgage Trust, Series 2008-1, Class GD, 5.25% 2032[3]	12,973	14,290
Vendee Mortgage Trust, Series 2011-2, Class DA, 3.75% 2033[3]	9,899	10,271
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035[3]	3,866	4,099
		1,815,312
Other mortgage-backed securities 0.46%
Fannie Mae, Series 2014-M6, Class FA, multifamily 0.722% 2017[3,4]	688	689
Fannie Mae, Series 2012-M2, Class A2, multifamily 2.717% 2022[3]	4,325	4,497
Fannie Mae, Series 2012-M3, Class 1-A2, multifamily 3.044% 2022[3]	3,500	3,692
Fannie Mae, Series 2014-M1, Class A2, multifamily 3.301% 2023[3,4]	3,600	3,832
Fannie Mae, Series 2014-M3, Class A2, multifamily 3.475% 2024[3,4]	6,525	7,051
Freddie Mac, Series KGRP, Class A, multifamily 0.817% 2020[3,4]	2,852	2,859
Freddie Mac, Series K013, Class A1, multifamily 2.902% 2020[3]	1,450	1,493
Freddie Mac, Series K010, Class A1, multifamily 3.32% 2020[3]	1,758	1,799
Freddie Mac, Series K019, Class A1, multifamily 1.459% 2021[3]	1,444	1,440
Freddie Mac, Series K031, Class A1, multifamily 2.778% 2022[3]	2,283	2,367
Freddie Mac, Series KS01, Class A2, multifamily 2.522% 2023[3]	3,185	3,250
Freddie Mac, Series K029, Class A2, multifamily 3.32% 2023[3]	1,200	1,296
Freddie Mac, Series K041, Class A2, multifamily 3.171% 2024[3]	3,075	3,290
		37,555
Total mortgage-backed obligations		1,852,867
Federal agency bonds & notes 4.68%
Export-Import Bank of the United States-Guaranteed, Ethiopian Leasing 2012 LLC 2.646% 2026[3]	1,701	1,753
Export-Import Bank of the United States-Guaranteed, VCK Lease SA 2.591% 2026[3]	1,746	1,796
Fannie Mae 1.25% 2017	47,610	47,788
U.S. Government Securities Fund — Page 5 of 10

unaudited
Bonds, notes & other debt instruments Federal agency bonds & notes (continued)	Principal amount (000)	Value (000)
Fannie Mae 5.00% 2017	$4,410	$4,539
Fannie Mae 1.50% 2020	15,000	15,099
Fannie Mae 3.51% 2029	17,500	17,909
Fannie Mae 7.125% 2030	3,000	4,561
Federal Farm Credit Banks 0.505% 2017[4]	8,861	8,864
Federal Home Loan Bank 3.375% 2023	14,160	15,654
Federal Home Loan Bank 5.50% 2036	700	967
Freddie Mac 0.50% 2017	45,000	44,964
Freddie Mac 1.25% 2019	51,820	51,909
Private Export Funding Corp. 1.45% 2019	5,250	5,278
Private Export Funding Corp. 2.25% 2020	10,000	10,315
Private Export Funding Corp. 3.55% 2024	11,150	12,355
Small Business Administration, Series 2001-20K, 5.34% 2021[3]	234	250
Small Business Administration, Series 2001-20J, 5.76% 2021[3]	81	87
Small Business Administration, Series 2001-20F, 6.44% 2021[3]	378	409
Small Business Administration, Series 2003-20B, 4.84% 2023[3]	1,194	1,275
Tennessee Valley Authority 1.875% 2022	18,350	18,520
Tennessee Valley Authority 4.65% 2035	3,930	4,691
Tennessee Valley Authority 5.88% 2036	2,750	3,803
Tennessee Valley Authority, Series A, 3.875% 2021	8,500	9,379
Tennessee Valley Authority, Series B, 3.50% 2042	4,185	4,250
Tennessee Valley Authority, Series 2008, Class A, 4.875% 2048	3,300	3,929
TVA Southaven 3.846% 2033[3]	2,744	2,957
United States Agency for International Development, Jordan (Kingdom of) 1.945% 2019	31,500	32,248
United States Agency for International Development, Jordan (Kingdom of) 2.503% 2020	8,200	8,675
United States Agency for International Development, Jordan (Kingdom of) 2.578% 2022	6,000	6,299
United States Agency for International Development, Jordan (Kingdom of) 3.00% 2025	2,500	2,667
United States Agency for International Development, State of Israel, Class 1-A, 5.50% 2023	5,000	6,147
United States Agency for International Development, Ukraine, 1.844% 2019	2,890	2,950
United States Agency for International Development, Ukraine, 1.847% 2020	20,000	20,273
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 3.49% 2029[3]	1,675	1,788
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 3.82% 2032[3]	1,876	2,057
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 3.938% 2032[3]	1,479	1,624
		378,029
Total bonds, notes & other debt instruments (cost: $7,632,214,000)		7,763,204
Short-term securities 6.28%
Caterpillar Financial Services Corp. 0.37% due 6/20/2016	50,000	49,988
Federal Farm Credit Banks 0.25% due 6/17/2016	23,300	23,297
Federal Home Loan Bank 0.33%–0.43% due 7/22/2016–8/19/2016	188,800	188,671
Freddie Mac 0.58%–0.60% due 12/20/2016–1/3/2017	171,800	171,271
National Rural Utilities Cooperative Finance Corp. 0.38% due 6/13/2016	28,000	27,996
PepsiCo Inc. 0.35% due 6/20/2016[5]	46,400	46,390
Total short-term securities (cost: $507,533,000)		507,613
Total investment securities 102.28% (cost: $8,139,747,000)		8,270,817
Other assets less liabilities (2.28)%		(184,109)
Net assets 100.00%		$8,086,708
U.S. Government Securities Fund — Page 6 of 10

unaudited
Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $12,231,914,000.
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional amount (000)	Unrealized appreciation (depreciation) at 5/31/2016 (000)
Receive	LCH	3-month USD-LIBOR	0.979%	1/15/2018	668,000	$13
Receive	LCH	3-month USD-LIBOR	0.87	2/3/2018	560,000	(1,081)
Pay	LCH	3-month USD-LIBOR	0.8645	5/10/2018	310,000	918
Receive	LCH	3-month USD-LIBOR	1.066	6/2/2018	450,000	—
Receive	LCH	3-month USD-LIBOR	1.515	6/4/2019	120,000	1,296
Receive	LCH	3-month USD-LIBOR	1.789	6/20/2019	234,800	4,475
Receive	LCH	3-month USD-LIBOR	1.7945	6/20/2019	146,600	2,818
Receive	LCH	3-month USD-LIBOR	1.7905	6/20/2019	58,600	1,119
Receive	LCH	3-month USD-LIBOR	1.732	6/27/2019	115,000	2,000
Receive	LCH	3-month USD-LIBOR	1.799	8/8/2019	112,000	2,219
Receive	LCH	3-month USD-LIBOR	1.773	8/11/2019	108,000	2,053
Receive	LCH	3-month USD-LIBOR	1.9225	9/25/2019	132,000	3,183
Receive	LCH	3-month USD-LIBOR	1.785	1/2/2020	90,000	1,819
Receive	LCH	3-month USD-LIBOR	1.655	2/11/2020	160,000	2,520
Pay	LCH	3-month USD-LIBOR	1.537	1/14/2021	90,000	(941)
Receive	LCH	3-month USD-LIBOR	1.1335	2/12/2021	229,000	(1,869)
Receive	LCH	3-month USD-LIBOR	1.148	4/13/2021	167,000	(1,404)
Receive	LCH	3-month USD-LIBOR	2.8	9/2/2022	560,000	10,371
Receive	LCH	3-month USD-LIBOR	2.75	9/2/2022	560,000	9,839
Receive	LCH	3-month USD-LIBOR	1.79	9/28/2022	76,000	1,586
Receive	LCH	3-month USD-LIBOR	2.0005	1/4/2023	64,000	2,158
Pay	LCH	3-month USD-LIBOR	2.74125	11/22/2023	79,000	(6,837)
Pay	LCH	3-month USD-LIBOR	2.7343	11/22/2023	100,000	(8,604)
Pay	LCH	3-month USD-LIBOR	2.683	8/4/2024	63,000	(5,405)
Pay	LCH	3-month USD-LIBOR	2.469	6/9/2025	23,000	(1,633)
Pay	LCH	3-month USD-LIBOR	2.1065	11/6/2025	50,000	(1,966)
Pay	LCH	3-month USD-LIBOR	2.1525	12/22/2025	133,000	(5,751)
Receive	LCH	3-month USD-LIBOR	1.96625	1/15/2026	185,000	4,849
Pay	LCH	3-month USD-LIBOR	1.7545	2/5/2026	45,000	(301)
Pay	LCH	3-month USD-LIBOR	1.6035	4/13/2026	174,000	1,430
Pay	LCH	3-month USD-LIBOR	2.97125	9/2/2030	124,000	(8,278)
Pay	LCH	3-month USD-LIBOR	3.005	9/2/2030	124,000	(8,645)
Pay	LCH	3-month USD-LIBOR	3.34	6/27/2044	80,000	(21,286)
Pay	LCH	3-month USD-LIBOR	3.206	7/31/2044	27,000	(6,395)
Pay	LCH	3-month USD-LIBOR	3.238	8/8/2044	28,000	(6,828)
Pay	LCH	3-month USD-LIBOR	2.7045	1/2/2045	38,500	(4,809)
Pay	LCH	3-month USD-LIBOR	2.7025	9/10/2045	93,000	(11,698)
Pay	LCH	3-month USD-LIBOR	2.525	10/20/2045	32,000	(2,720)
Pay	LCH	3-month USD-LIBOR	2.516	10/20/2045	48,000	(3,980)
Pay	LCH	3-month USD-LIBOR	2.5315	10/26/2045	20,000	(1,731)
Pay	LCH	3-month USD-LIBOR	2.5375	11/3/2045	42,000	(3,692)
Pay	LCH	3-month USD-LIBOR	2.58245	11/5/2045	13,000	(1,278)
Pay	LCH	3-month USD-LIBOR	2.57067	11/9/2045	55,000	(5,259)
Pay	LCH	3-month USD-LIBOR	2.6485	11/16/2045	54,375	(6,183)
Pay	LCH	3-month USD-LIBOR	2.52822	11/23/2045	17,800	(1,528)
Pay	LCH	3-month USD-LIBOR	2.5295	12/2/2045	41,000	(3,532)
Pay	LCH	3-month USD-LIBOR	2.59125	12/16/2045	22,500	(2,261)
Pay	LCH	3-month USD-LIBOR	2.628	12/17/2045	79,000	(8,611)
Pay	LCH	3-month USD-LIBOR	2.5885	12/23/2045	52,500	(5,245)
U.S. Government Securities Fund — Page 7 of 10

unaudited
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional amount (000)	Unrealized appreciation (depreciation) at 5/31/2016 (000)
Pay	LCH	3-month USD-LIBOR	2.4095%	1/14/2046	25,000	$(1,458)
Pay	LCH	3-month USD-LIBOR	2.1625	3/11/2046	51,500	(40)
Pay	LCH	3-month USD-LIBOR	2.1695	3/11/2046	51,500	(124)
Receive	LCH	3-month USD-LIBOR	2.11	4/13/2046	36,000	(418)
						$(97,125)
Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $3,050,707,000.
Contracts	Clearinghouse	Type	Number of contracts	Expiration	Notional amount (000)	Unrealized appreciation (depreciation) at 5/31/2016 (000)
30 Day Federal Funds Futures	CME	Long	4,000	July 2016	$1,659,305	$245
30 Day Federal Funds Futures	CME	Short	4,000	August 2016	1,658,008	42
10 Year U.S. Treasury Note Futures	CME	Short	2,116	September 2016	273,989	(430)
20 Year U.S. Treasury Bond Futures	CME	Short	536	September 2016	87,354	(182)
30 Year Ultra U.S. Treasury Bond Futures	CME	Long	350	September 2016	61,006	288
5 Year U.S. Treasury Note Futures	CME	Long	10,281	October 2016	1,233,703	1,222
2 Year U.S. Treasury Note Futures	CME	Long	2,086	October 2016	454,426	126
						$1,311

[1]	A portion of this security was pledged as collateral. The total value of pledged collateral was $170,987,000, which represented 2.11% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Coupon rate may change periodically.
[5]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $46,551,000, which represented .58% of the net assets of the fund.
[6]	Purchased on a TBA basis.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
U.S. Government Securities Fund — Page 8 of 10

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market
U.S. Government Securities Fund — Page 9 of 10

unaudited
participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At May 31, 2016, all of the fund’s investments were classified as Level 2.
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$136,813
Gross unrealized depreciation on investment securities	(14,333)
Net unrealized appreciation on investment securities	122,480
Cost of investment securities	8,148,337

Key to abbreviations
CME = CME Group
LCH = LCH.Clearnet
LIBOR = London Interbank Offered Rate
TBA = To be announced
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-022-0716O-S54153	U.S. Government Securities Fund — Page 10 of 10

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE AMERICAN FUNDS INCOME SERIES

By /s/ Fergus N. MacDonald
Fergus N. MacDonald, President and Principal Executive Officer

Date: July 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Fergus N. MacDonald
Fergus N. MacDonald, President and Principal Executive Officer

Date: July 29, 2016

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: July 29, 2016